Related Party Transactions	6 Months Ended
Sep. 30, 2024
Related party transactions [Abstract]
Related Party Transactions [Text block]

16.     Related Party Transactions

The Company entered into the following related party transactions not otherwise disclosed in these condensed interim consolidated financial statements:

a) As at September 30, 2024, the Company had $159 due to the Executive Chairman, (March 31, 2024 - $144 combined due to the Executive Chairman, CEO and CFO) for the reimbursement of expenses included in accounts payable and accrued liabilities.

b) As at September 30, 2024, the Company had $nil (March 31, 2024 - $nil) due to a company controlled by the Executive Chairman, a director of the Company included in accounts payable and accrued liabilities.  For the three and six months period ended September 30, 2024, the Company paid $98 and $162, respectively (September 30, 2023 - $48 and $128, respectively) to this company for marketing services.

Key Management Compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole.  The Company has determined that key management personnel consist of members of the Company's Board of Directors and corporate officers.

For the three and six months period ended September 30, 2024, key management compensation includes salaries and wages paid to key management personnel and directors of $0.3 million and $0.6 million, respectively (September 30, 2023 - $0.3 million and $0.6 million, respectively) and share-based payments of $1.2 million and $1.5 million (September 30, 2023 - $2.4 million and $3.9 million, respectively).